Long-Term Prepayments And Other Non-Current Assets - Schedule of Long-Term Prepayments and Other Non-Current Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Prepayments and Other Non-Current Assets [Abstract]
Prepayment for equipment	[1]	$ 2,461,674	$ 1,165,608
Finance lease deposit		178,033	636,362
Prepayment for long-term loan acquisition cost	[2]		1,237,215
Total		$ 2,639,707	$ 3,039,185

[1]	Prepaid for equipment represented advance payment on the production line equipment by Sunrise Guizhou, which had not been shipped as of December 31, 2025 and 2024.
[2]	CCB and Sunrise Guizhou entered into a long-term loan agreement on January 9, 2025 to finance the construction of Sunrise Guizhou’s additional manufacturing facilities. See Note 17.